Cash and cash equivalents - Consolidated cash and cash equivalents (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 CAD ($)
Cash and cash equivalents
Cash and cash equivalents	$ 422,283	$ 220,426	$ 95,200	$ 106,653	$ 63,615	$ 48,234	$ 43,455
Canadian dollars
Cash and cash equivalents
Cash and cash equivalents	112,912			11,776
U.S. dollars
Cash and cash equivalents
Cash and cash equivalents	302,115			91,535
Mexican Pesos
Cash and cash equivalents
Cash and cash equivalents	$ 7,256			$ 3,342